UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-677-5341

Signature, Place, and Date of Signing:

     Jeremy Green     San Francisco, CA     May 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $86,963 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFYMAX INC                    COM              00826A109     2059   127800 SH       DEFINED                         127800
ALLOS THERAPEUTICS INC         COM              019777101     7063  1142841 SH       DEFINED                        1142841
ALPHATEC HOLDINGS INC          COM              02081G102      516   291787 SH       DEFINED                         291787
AMAG PHARMACEUTICALS INC       COM              00163U106     3232    87901 SH       DEFINED                          87901
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     3581   290000 SH       DEFINED                         290000
BIOMARIN PHARMACEUTICAL INC    COM              09061G101      884    71600 SH CALL  DEFINED                          71600
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     4427   215950 SH       DEFINED                         215950
BOSTON SCIENTIFIC CORP         COM              101137107     3816   480000 SH       DEFINED                         480000
CADENCE PHARMACEUTICALS INC    COM              12738T100     1360   145000 SH       DEFINED                         145000
CARDIOME PHARMA CORP           COM NEW          14159U202     2772   945932 SH       DEFINED                         945932
CARDIOVASCULAR SYS INC DEL     COM              141619106      167    23554 SH       DEFINED                          23554
HEARTWARE INTL INC             COM              422368100     3330   230625 SH       DEFINED                         230625
INCYTE CORP                    COM              45337C102     2348  1003412 SH       DEFINED                        1003412
INTUITIVE SURGICAL INC         COM NEW          46120E602     2432    25500 SH CALL  DEFINED                          25500
ISHARES TR                     RUSSELL 2000     464287655     4205   100000 SH PUT   DEFINED                         100000
LEMAITRE VASCULAR INC          COM              525558201     1675   662457 SH       DEFINED                         662457
MICRUS ENDOVASCULAR CORP       COM              59518V102      676   113200 SH       DEFINED                         113200
NMT MED INC                    COM              629294109      250   312370 SH       DEFINED                         312370
NORTHSTAR NEUROSCIENCE INC     COM              66704V101     1357   710636 SH       DEFINED                         710636
ORTHOFIX INTL N V              COM              N6748L102     8248   445348 SH       DEFINED                         445348
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     3082   622600 SH       DEFINED                         622600
SPDR TR                        UNIT SER 1       78462F103    19880   250000 SH PUT   DEFINED                         250000
THORATEC CORP                  COM NEW          885175307     1534    59700 SH       DEFINED                          59700
WRIGHT MED GROUP INC           COM              98235T107     2606   200000 SH CALL  DEFINED                         200000
WRIGHT MED GROUP INC           COM              98235T107     3450   264767 SH       DEFINED                         264767
XENOPORT INC                   COM              98411C100     2013   103997 SH       DEFINED                         103997